Quarterly Report
January 31, 2023
MFS®  Global Equity Fund
LGE-Q1

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.2%
Honeywell International, Inc.	286,807	$59,793,524
MTU Aero Engines Holding AG	58,353	14,530,353
Rolls-Royce Holdings PLC (a)	10,555,021	13,827,330
		$88,151,207
Airlines – 0.8%
Aena S.A. (a)	154,182	$23,126,476
Alcoholic Beverages – 5.6%
Carlsberg Group	103,450	$14,628,469
Diageo PLC	1,366,857	59,316,564
Heineken N.V.	413,740	41,174,458
Pernod Ricard S.A.	199,978	41,376,739
		$156,496,230
Apparel Manufacturers – 5.1%
Burberry Group PLC	793,602	$24,137,827
Compagnie Financiere Richemont S.A.	305,289	47,071,208
LVMH Moet Hennessy Louis Vuitton SE	81,750	71,415,506
		$142,624,541
Automotive – 0.4%
Aptiv PLC (a)	103,344	$11,687,173
Broadcasting – 2.3%
Omnicom Group, Inc.	93,548	$8,044,193
Walt Disney Co. (a)	345,360	37,468,106
WPP Group PLC	1,654,366	19,298,595
		$64,810,894
Brokerage & Asset Managers – 2.8%
Charles Schwab Corp.	603,660	$46,735,357
Deutsche Boerse AG	81,479	14,559,447
London Stock Exchange Group PLC	174,965	16,030,079
		$77,324,883
Business Services – 8.6%
Accenture PLC, “A”	222,880	$62,194,664
Adecco S.A.	183,727	6,813,503
Brenntag AG	169,314	12,600,421
Cognizant Technology Solutions Corp., “A”	411,248	27,450,804
Compass Group PLC	635,546	15,152,624
Equifax, Inc.	142,861	31,743,714
Fidelity National Information Services, Inc.	435,006	32,642,850
Fiserv, Inc. (a)	369,031	39,368,227
PayPal Holdings, Inc. (a)	135,630	11,052,489
		$239,019,296
Cable TV – 2.4%
Comcast Corp., “A”	1,701,536	$66,955,442
Chemicals – 2.0%
3M Co.	219,626	$25,274,560
PPG Industries, Inc.	227,292	29,625,239
		$54,899,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.9%
Check Point Software Technologies Ltd. (a)	226,231	$28,776,583
Oracle Corp.	574,156	50,789,840
		$79,566,423
Computer Software - Systems – 1.0%
Samsung Electronics Co. Ltd.	550,563	$27,519,286
Construction – 0.6%
Otis Worldwide Corp.	193,861	$15,941,190
Consumer Products – 4.7%
Colgate-Palmolive Co.	201,308	$15,003,485
Essity AB	1,528,434	39,945,280
International Flavors & Fragrances, Inc.	341,285	38,380,911
Reckitt Benckiser Group PLC	506,886	36,096,251
		$129,425,927
Electrical Equipment – 4.9%
Amphenol Corp., “A”	245,560	$19,588,321
Legrand S.A.	380,752	34,032,532
Schneider Electric SE	517,147	83,859,157
		$137,480,010
Electronics – 1.0%
Hoya Corp.	121,400	$13,368,072
Microchip Technology, Inc.	202,753	15,737,688
		$29,105,760
Food & Beverages – 3.8%
Danone S.A.	750,638	$41,055,783
Nestle S.A.	524,051	63,950,704
		$105,006,487
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	101,512	$17,681,360
Whitbread PLC	317,618	11,958,248
		$29,639,608
Insurance – 3.2%
Aon PLC	126,370	$40,271,592
Willis Towers Watson PLC	192,328	48,887,854
		$89,159,446
Internet – 2.3%
Alphabet, Inc., “A” (a)	422,554	$41,765,237
eBay, Inc.	437,866	21,674,367
		$63,439,604
Machinery & Tools – 1.3%
Carrier Global Corp.	165,865	$7,551,833
Kubota Corp.	1,891,200	28,381,346
		$35,933,179
Major Banks – 3.8%
Erste Group Bank AG	315,923	$11,966,964
Goldman Sachs Group, Inc.	146,590	53,624,088
UBS AG	1,871,479	39,848,152
		$105,439,204

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 13.6%
Abbott Laboratories	369,075	$40,801,241
Boston Scientific Corp. (a)	985,412	45,575,305
Cooper Cos., Inc.	73,163	25,528,766
EssilorLuxottica	62,959	11,520,506
Medtronic PLC	846,196	70,818,143
Olympus Corp.	632,400	11,881,016
Sonova Holding AG	48,433	12,108,489
Stryker Corp.	199,118	50,538,139
Thermo Fisher Scientific, Inc.	135,603	77,338,459
Waters Corp. (a)	70,583	23,192,162
Zimmer Biomet Holdings, Inc.	73,605	9,372,861
		$378,675,087
Other Banks & Diversified Financials – 5.2%
American Express Co.	218,613	$38,241,972
Grupo Financiero Banorte S.A. de C.V.	1,011,321	8,388,425
Julius Baer Group Ltd.	195,207	12,508,444
Visa, Inc., “A”	375,492	86,442,013
		$145,580,854
Pharmaceuticals – 5.1%
Bayer AG	536,698	$33,289,855
Merck KGaA	204,112	42,438,069
Roche Holding AG	214,872	67,154,668
		$142,882,592
Railroad & Shipping – 4.5%
Canadian National Railway Co.	382,308	$45,529,060
Canadian Pacific Railway Ltd.	711,089	56,104,922
Union Pacific Corp.	114,609	23,402,012
		$125,035,994
Specialty Chemicals – 4.4%
Akzo Nobel N.V.	330,132	$24,555,553
L'Air Liquide S.A.	163,647	26,079,406
Linde PLC	182,087	59,862,101
Linde PLC	35,630	11,791,392
		$122,288,452
Specialty Stores – 0.5%
Hermes International	6,951	$13,026,852
Telecommunications - Wireless – 1.2%
Liberty Broadband Corp. (a)	383,072	$34,392,204
Trucking – 1.0%
United Parcel Service, Inc., “B”	154,127	$28,548,944
Total Common Stocks		$2,763,183,044
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	846,954	$980,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.29% (v)	9,179,328	$9,180,245

Other Assets, Less Liabilities – 0.4%		10,038,916
Net Assets – 100.0%		$2,783,382,840
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,180,245 and $2,764,163,679, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,442,917,721	$59,862,101	$—	$1,502,779,822
France	41,055,783	281,310,698	—	322,366,481
Switzerland	980,635	249,455,168	—	250,435,803
United Kingdom	59,316,564	136,500,954	—	195,817,518
Germany	—	117,418,145	—	117,418,145
Canada	101,633,982	—	—	101,633,982
Netherlands	41,174,458	24,555,553	—	65,730,011
Japan	—	53,630,434	—	53,630,434
Sweden	—	39,945,280	—	39,945,280
Other Countries	51,793,477	62,612,726	—	114,406,203
Mutual Funds	9,180,245	—	—	9,180,245
Total	$1,748,052,865	$1,025,291,059	$—	$2,773,343,924
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,194,315	$113,794,607	$112,814,446	$5,025	$744	$9,180,245
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$66,212	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2023, are as follows:
United States	54.7%
France	11.6%
Switzerland	9.0%
United Kingdom	7.0%
Germany	4.2%
Canada	3.7%
Netherlands	2.4%
Japan	1.9%
Sweden	1.4%
Other Countries	4.1%